LEASE - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
LEASE
Expenses relating to short-term assets	R$ 1,038	R$ 4,329
Expenses relating to low-value assets	571	2,950
Total amount recognized	R$ 1,609	R$ 7,279